Financial instruments and financial risk factors - Schedule of future cash outflows for derivative instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	$ 27,131	$ 31,779
Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, undiscounted cash flows	27,048	33,704
Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	1,497	2,384
1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	1,492	1,976
2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	2,531	2,017
3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	2,053	3,074
4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	5,575	2,582
5 to 10 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	8,618	15,263
Over 10 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	$ 5,365	$ 4,483